Future Benefits Payable for Pension and Other Post-Retirement Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 17.4
2015	15.0
2016	14.3
2017	12.9
2018	12.3
2019-2023	58.2
Health Care and Other Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	1.3
2015	1.3
2016	1.3
2017	1.2
2018	1.2
2019-2023	$ 5.9